CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of significant consolidated subsidiaries

		Equity Interests
Consolidated company	Country	Total capital (*)
		2022	2021	2020
Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A.	Brazil	99.86	99.86	99.86
Gerdau Aços Longos S.A. and subsidiaries (2)	Brazil	99.83	99.83	99.82
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Gerdau Holdings Inc. and subsidiary (3)	USA	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (4) (**)	Brazil	47.34	70.62	89.26
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Gerdau GTL México, S.A. de C.V.	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (5)	Argentina	99.98	99.98	99.98
Sizuca - Siderúrgica Zuliana, C. A.	Venezuela	—	100.00	100.00
GTL Trade Finance Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Next S.A. and subsidiaries (6)	Brazil	100.00	100.00	—

(*) The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(**)	The percentage of participation including interest of the parent company Metalúrgica Gerdau S.A. in the investment fund is 62.14% in 2022, 73.54% in 2021 and 92.58% in 2020.
(1)	Subsidiaries: Gerdau Ameristeel US Inc., GUSAP III LLP and Chaparral Steel Company.
(2)	Subsidiaries: Gerdau Açominas Overseas Ltd.
(3)	Subsidiary: Gerdau MacSteel Inc.
(4)	Fixed-income investment fund managed by Bank JP Morgan S.A.
(5)	Subsidiary: Siderco S.A.
(6)	Subsidiaries: G2L Logística Ltda, G2base Fundações e Contenções Ltda e G2 Adições Minerais e Químicas Ltda., Gerdau Ventures Participações Ltda, Circulabi S.A. and Cluster Industrial S.A.

Schedule of interests in joint ventures

		Equity Interests
Joint ventures	Country	Total capital (*)
		2022	2021	2020
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	75.00	75.00	70.00
Gerdau Metaldom Corp.	Dominican Rep.	50.00	50.00	50.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	58.73	58.73
Diaco S.A.	Colombia	49.87	49.87	49.87
Juntos Somos Mais Fidelização S.A.	Brazil	27.50	27.50	27.50
Addiante S.A (1)	Brazil	50.00	—	—
Ubiratã Tecnologia S.A (2)	Brazil	50.00	—	—

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

(1)

Company jointly controlled by Gerdau Next S.A. with Randon Serviços e Participações Ltda. for exploring the activity of providing leasing services for heavy or agricultural machinery and equipment, railway modules and containers, as well as heavy and light commercial vehicles, intended for road and rail transport.

(2)

Company jointly controlled by Gerdau Next S.A. with Spacetime Labs – STA do Brasil Sistemas de Informação S.A. for activity focused on the development of artificial intelligence and robotic systems for basic industries.

Schedule of summarized financial information of the joint ventures

The Company presents the joint venture information in aggregate, since the investments in these entities are not individually material. The financial information of these joint ventures, accounted for under the equity method, is shown below:

	Joint ventures
Joint ventures	2022	2021	2020
Cash and cash equivalents	948,019	1,146,411	1,014,518
Total current assets	5,358,394	6,175,859	4,047,061
Total non-current assets	4,817,960	5,223,576	5,264,743
Short-term debt	454,518	890,039	621,198
Total current liabilities	3,574,475	4,360,043	2,862,035
Long-term debt	921,164	2,054,530	2,880,694
Total non-current liabilities	1,232,537	2,374,207	3,808,813
Equity	5,369,343	4,665,184	2,640,956
Net sales	14,978,713	12,263,023	6,916,719
Cost of sales	(12,072,326)	(10,075,640)	(2,230,550)
Income before financial income (expences) and taxes	2,424,468	1,396,769	629,803
Financial income	339,310	349,333	18,215
Financial expenses	(501,573)	(740,096)	(301,564)
Income and social contribution taxes	(518,113)	(104,359)	(28,481)
Net income	1,713,009	968,064	260,999
Depreciation and amortization	299,830	742,566	295,612
Other comprehensive income, net of tax	(2,056)	175	3,358
Total comprehensive income for the year, net of tax	1,710,953	968,239	264,356

Schedule of interests in associate companies

		Equity interests
Associate company	Country	Total capital (*)
		2022	2021	2020
Dona Francisca Energética S.A.	Brazil	51.82	51.82	51.82

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Schedule of summarized financial information of the associate companies

The summarized financial information of the associate company, accounted for under the equity method, is shown as follows:

	Associate company
Associate company	2022	2021	2020
Cash and cash equivalents	12	16	13
Total current assets	10,148	13,570	14,562
Total non-current assets	165,267	166,855	114,236
Total current liabilities	22,374	19,938	4,452
Total non-current liabilities	31,266	42,987	2,119
Equity	121,776	117,500	122,227
Net sales	66,163	66,796	70,314
Cost of sales	(32,368)	(24,676)	(24,631)
Income before financial income (expences) and taxes	32,703	40,193	44,142
Financial income	1,187	489	295
Financial expenses	(6,359)	(1,153)	(88)
Income and social contribution taxes	(3,009)	(2,298)	(2,343)
Net income	24,522	37,231	42,007
Depreciation and amortization	11,646	5,464	4,533
Total comprehensive income for the year, net of tax	24,522	37,231	42,007

Schedule of fair value assessment of assets and liabilities and total purchase price paid for business combination

The Company concluded the fair value assessment of the assets and liabilities of Silat and the following table summarizes the fair value of such assets and liabilities at the date of business combination:

	Book Value	Acquisition Adjustments	Fair value of the acquisition

Cash and cash equivalents	33,419	—	33,419
Trade accounts receivable - net	13,190	—	13,190
Inventories	24,160	—	24,160
Other current assets	11,091	—	11,091
Property, plant and equipment	233,541	253,216	486,757
Other non-current assets	34,410	—	34,410
Current liabilities	(26,638)	—	(26,638)
Non-current liabilities	(359)	(86,093)	(86,452)
Non-controlling interest	(5,395)	(6,100)	(11,495)
Assets (Liabilities)	317,419	161,023	478,442
Negative Goodwill	—	(2,481)	(2,481)
Net assets	317,419	158,542	475,961

Schedule of total purchase consideration

3.6 - Total purchase price considered for the 2020 acquisition

Subsidiary acquired	2020
Siderúrgica Latino-Americana S.A.	475,961
Total consideration paid	475,961
Less: Cash and cash equivalents of acquired subsidiary	(33,419)
442,542